UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices) (Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

 Upright Investments Trust

Upright Assets Allocation Plus Fund (UPAAX)

Upright Growth & Income Fund (UPDDX)

Upright Growth Fund (UPUPX)

Semi-Annual Report

March 31, 2023

(Unaudited)

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

Money Market Funds, 9.26%
Semiconductors, 17.00%
Internet Content & Information, 0.85%
Retail, 0.02%
Integrated Circuit Design, 18.20%
Electrical Equipment & Parts, 3.28%
Drug Manufacturers, 6.26%
Exchange Traded Funds, 45.13%

Industries are categorized using Yahoo Finance classifications.

Semi-Annual Report |  1

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2023 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

Consumer Electronics, 3.26%
Other, 4.37%
Semiconductors, 25.93%
Integrated Circuit Design, 20.06%
Electrical Equipment & Parts, 2.31%
Capital Markets, 3.23%
Oil & Gas Integrated, 1.62%
Exchange Traded Funds, 17.69%
Banks—Diversified, 1.29%
Drug Manufacturers, 7.78%
Money Market Funds, 12.46%

Industries are categorized using Yahoo Finance classifications.

Semi-Annual Report |  2

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

Money Market Funds, 6.93%
Electrical Equipment & Parts, 4.04%
Drug Manufacturers, 4.56%
Banks—Diversified, 0.82%
Exchange Traded Funds, 4.19%
Retail, 0.98%
Internet Content & Information, 1.29%
Agricultural Inputs, 0.26%
Consumer Electronics, 19.44%
Semiconductors, 12.17%
Insurance—Life, 0.90%
Integrated Circuit Design, 44.42%

Industries are categorized using Yahoo Finance classifications.

Semi-Annual Report |  3

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 44.92%

Drug Manufacturers—General - 4.39%
500	AbbVie, Inc.	$ 79,685

Drug Manufacturers—Specialty & Generic - 1.77%
2,000	Teva Pharmaceutical Industries Ltd. ADR *	17,700
1,500	Viatris, Inc.	14,430
		32,130
Electrical Equipment & Parts - 3.23%
5,000	Plug Power, Inc. *	58,600

Integrated Circuit Design - 17.93%
40,000	Himax Technologies, Inc. ADR *	325,200

Internet Content & Information - 0.83%
100	Baidu, Inc. ADR *	15,092

Specialty Retail - 0.03%
1,000	Bed Bath & Beyond, Inc. *	427

Semiconductors - 16.74%
10,000	Ase Technology Holding Co. Ltd. ADR *	79,700
2,000	Silicon Motion Technology Corp. ADR *	131,040
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	93,020
		303,760

TOTAL FOR COMMON STOCKS (Cost $805,895) - 44.92%		814,894

EXCHANGE TRADED FUNDS - 44.45%

85	Direxion Daily Brazil Bull 3X Shares	5,372
10,000	Direxion Daily Dow Jones Internet Bull 3X Shares *	89,800
1,500	Direxion Daily Mid Cap Bull 3X Shares	55,620
200	Direxion Daily MSCI Emerging Markets Bull 3X Shares	6,258
500	Direxion Daily MSCI India Bull 3X Shares	19,900
2,000	Direxion Daily Real Estate Bull 3X Shares	19,120
1,500	Direxion Daily S&P 500 Bull 3X Shares	109,770
3,000	Direxion Daily Semiconductor Bull 3X Shares	54,900
550	Direxion Energy Bull 3X Shares	32,038
1,100	Direxion Financial Bull 3X Shares	63,437
1,500	Direxion Small Cap Bull 3X Shares	48,315

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  4

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUNDS - CONTINUED

200	iShares MSCI China ETF	$ 9,978
200	iShares MSCI EAFE Value ETF	9,706
1,000	iShares MSCI Taiwan ETF	45,330
100	iShares Russell Mid-Cap Value ETF	10,620
1,400	KraneShares CSI China Internet ETF *	43,666
2,000	ProShares UltraPro QQQ ETF	56,520
2,000	VanEck Vectors Vietnam ETF	24,360
100	Vanguard FTSE All-World ex US Small Cap Index Fund ETF	10,924
700	Vanguard FTSE Emerging Markets ETF	28,280
200	Vanguard Real Estate ETF	16,608
800	VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	46,011

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $727,231) - 44.45%		806,533

MONEY MARKET FUNDS - 9.12%
2,912	First American Government Obligation Fund Class X 4.65% **	2,912
154,069	First American Treasury Obligation Fund Class X 4.72% **	154,069
8,542	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 4.66% **	8,542
TOTAL FOR MONEY MARKET FUNDS (Cost $165,523) - 9.12%		165,523

TOTAL INVESTMENTS (Cost $1,698,649) - 98.49%		1,786,950

OTHER ASSETS LESS LIABILITIES, NET - 1.51%		27,352

NET ASSETS - 100.00%		$1,814,302

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at March 31, 2023.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  5

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 70.75%

Banks—Diversified - 1.30%
200	JPMorgan Chase & Co.	$ 26,062

Capital Markets - 3.27%
200	The Goldman Sachs Group, Inc.	65,422

Consumer Electronics - 3.30%
400	Apple, Inc.	65,960

Drug Manufacturers—General - 4.78%
600	AbbVie, Inc.	95,622

Drug Manufacturers—Specialty & Generic - 3.10%
7,000	Teva Pharmaceutical Industries Ltd. ADR *	61,950

Electrical Equipment & Parts - 2.34%
4,000	Plug Power, Inc. *	46,880

Entertainment - 1.00%
200	The Walt Disney Co. *	20,026

Health Information Services - 0.17%
41	GE Healthcare Technologies, Inc. *	3,363

Healthcare Plans - 1.11%
300	CVS Health Corp.	22,293

Integrated Circuit Design - 20.33%
50,000	Himax Technologies, Inc. ADR *	406,500

Luxury Goods - 0.65%
300	Tapestry, Inc.	12,933

Oil & Gas Integrated - 1.65%
300	Exxon Mobil Corp.	32,898

Pharmaceutical Retailers - 0.86%
500	Walgreens Boots Alliance, Inc.	17,290

Specialty Industrial Machinery - 0.60%
125	General Electric Co.	11,950

Specialty Retail - 0.03%
1,500	Bed Bath & Beyond, Inc. *	641

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  6

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Shares		Fair Value

Semiconductors - 26.26%
10,000	Ase Technology Holding Co. Ltd. ADR *	$ 79,700
600	NVIDIA Corp.	166,662
1,500	Silicon Motion Technology Corp. ADR *	98,280
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	93,020
10,000	United Microelectronics Corp. ADR *	87,600
		525,262

TOTAL FOR COMMON STOCKS (Cost $1,139,915) - 70.75%		1,415,052

EXCHANGE TRADED FUNDS - 17.92%
1,500	Direxion Daily Aerospace & Defense Bull 3X Shares	31,320
9,000	Direxion Daily Dow Jones Internet Bull 3X Shares *	80,820
1,000	Direxion Daily Industrials Bull 3X Shares	33,620
1,000	Direxion Daily Mid Cap Bull 3X Shares	37,080
1,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	8,560
2,000	Direxion Daily Real Estate Bull 3X Shares	19,120
750	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	13,482
3,000	Direxion Daily Semiconductor Bull 3X Shares	54,900
1,300	Direxion Financial Bull 3X Shares	74,971
50	ProShares S&P 500 Dividend Aristocrats ETF	4,562
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $328,507) - 17.92%		358,435

MONEY MARKET FUNDS - 12.62%
231,268	Fidelity Investments Money Market Government Portfolio Class I 4.72% **	231,268
9,060	First American Government Obligation Fund Class Z 4.61% **	9,060
308	First American Treasury Obligation Fund Class Z 4.44% **	308
8,878	Morgan Stanley Institutional Liquidity Fund Government Portfolio Institutional Class 4.73% **	8,878
2,842	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Classs 4.66% **	2,842
TOTAL FOR MONEY MARKET FUNDS (Cost $252,355) - 12.62%		252,356

TOTAL INVESTMENTS (Cost $1,720,777) - 101.29%		2,025,843

LIABILITIES LESS OTHER ASSETS, NET - (1.29)%		(25,889)

NET ASSETS - 100.00%		$1,999,954

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at March 31, 2023.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  7

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2023 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 89.27%

Agricultural Inputs - 0.26%
1,200	The Mosaic Co.	$ 55,056

Banks—Diversified - 0.82%
6,000	Bank of America Corp.	171,600

Consumer Electronics - 19.52%
24,800	Apple, Inc.	4,089,520

Drug Manufacturers—General - 1.83%
2,400	AbbVie, Inc.	382,488

Drug Manufacturers—Specialty & Generic - 2.75%
2,000	Bausch Health Cos., Inc. *	16,200
12,500	Lannett Co., Inc. *	21,750
60,892	Teva Pharmaceutical Industries Ltd. ADR *	538,894
		576,844
Electrical Equipment & Parts - 4.06%
72,500	Plug Power, Inc. *	849,700

Insurance—Life - 0.90%
1,000	Brighthouse Financial, Inc. *	44,110
2,500	Metlife, Inc.	144,850
		188,960
Integrated Circuit Design - 44.61%
1,149,400	Himax Technologies, Inc. ADR *	9,344,622

Internet Retail - 0.98%
2,000	Alibaba Group Holding Ltd. ADR *	204,360

Internet Content & Information - 1.30%
2,000	Alphabet, Inc. Class C *	208,000
300	Meta Platforms, Inc. Class A *	63,582
		271,582
Semiconductors - 12.23%
10,000	Ase Technology Holding Co. Ltd. ADR *	79,700
13,000	Silicon Motion Technology Corp. ADR *	851,760
17,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,581,340
5,500	United Microelectronics Corp. ADR *	48,180
		2,560,980
Specialty Retail - 0.01%
7,000	Bed Bath & Beyond, Inc. *	2,992

TOTAL FOR COMMON STOCKS (Cost $16,882,397) - 89.27%		18,698,704

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  8

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUNDS - 4.20%
5,500	Direxion Daily Aerospace & Defense Bull 3X Shares	$ 114,840
18,000	Direxion Daily Dow Jones Internet Bull 3X Shares *	161,640
3,000	Direxion Daily Industrials Bull 3X Shares	100,860
3,000	Direxion Daily Mid Cap Bull 3X Shares	111,240
4,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	34,240
5,000	Direxion Daily Real Estate Bull 3X Shares	47,800
8,000	Direxion Daily Semiconductor Bull 3X Shares	146,400
2,000	Direxion Financial Bull 3X Shares	115,340
1,500	Direxion Small Cap Bull 3X Shares	48,315
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $769,494) - 4.20%		880,675

MONEY MARKET FUNDS - 6.96%
259,014	Fidelity Investments Money Market Government Portfolio Class I 4.72% **	259,014
514,765	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class 4.73% **	514,765
683,310	Invesco Treasury Obligations Portfolio Institutional Class 4.48% **	683,310
TOTAL FOR MONEY MARKET FUNDS (Cost $1,457,089) - 6.96%		1,457,089

TOTAL INVESTMENTS (Cost $19,108,980) - 100.43%		21,036,468

LIABILITIES LESS OTHER ASSETS, NET - (0.43)%		(90,119)

NET ASSETS - 100.00%		$20,946,349

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at March 31, 2023.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  9

UPRIGHT INVESTMENTS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2023 (UNAUDITED)

Assets:	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investments in Securities, at Value (Cost $1,698,649, $1,720,777, and $19,108,980, respectively)	$ 1,786,950	$ 2,025,843	$ 21,036,468
Cash	55,338	3,653	101,774
Receivables:			
Dividends and Interest	881	1,108	10,227
Total Assets	1,843,169	2,030,604	21,148,469
Liabilities:			
Payables:			
Advisory Fees	7,695	14,263	121,880
Administrative Fees	11,275	6,982	69,493
Audit Fees	8,355	8,355	7,599
Custody Fees	547	547	1,110
Trustee Fees	100	111	1,048
Miscellaneous Fees	895	392	990
Total Liabilities	28,867	30,650	202,120
Net Assets	$ 1,814,302	$ 1,999,954	$ 20,946,349
Net Assets Consist of:			
Paid In Capital	$ 1,756,914	$ 1,720,963	$ 16,356,974
Distributable Earnings	57,388	278,991	4,589,375
Net Assets (unlimited shares authorized; 178,030, 169,487 and 2,380,301 shares outstanding, respectively.)	$ 1,814,302	$ 1,999,954	$ 20,946,349
Net Asset Value and Offering Price Per Share	$ 10.19	$ 11.80	$ 8.80

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  10

UPRIGHT INVESTMENTS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2023 (UNAUDITED)

Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investment Income:			
Dividends	$ 15,783	$ 7,297	$ 40,277
Interest	1,487	2,133	30,000
Total Investment Income	17,270	9,430	70,277
Expenses:			
Advisory Fees	6,027	3,060	111,801
Administrative Fees	3,629	3,763	40,582
Audit Fees	8,818	8,718	7,280
Insurance Fees	-	128	-
Miscellaneous Fees	870	865	-
Total Expenses	19,344	16,534	159,663
Net Investment Loss	(2,074)	(7,104)	(89,386)
Realized and Unrealized Gain on Investments:			
Net Realized Gain on Investments	-	-	-
Net Change in Unrealized Appreciation on Investments	297,576	447,831	4,610,801
Net Realized and Unrealized Gain on Investments	297,576	447,831	4,610,801
Net Increase in Net Assets Resulting from Operations	$ 295,502	$ 440,727	$ 4,521,415

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  11

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  12

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  13

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  14

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 3/31/2023	Years Ended 9/30/2022	9/30/2021	9/30/2020	9/30/2019	Period Ended 9/30/2018 [(a)]
Net Asset Value, at Beginning of Period/Year	$ 8.51	$ 12.88	$ 7.83	$ 6.60	$ 8.08	$ 10.00
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	(0.01)	0.16	(0.09)	(0.12)	(0.11)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.84	(4.53)	5.19	1.35	(1.37)	(1.81)
Total from Investment Operations	1.83	(4.37)	5.10	1.23	(1.48)	(1.92)
Distributions:						
Realized Gains	(0.15)	-	(0.05)	-	-	-
Total from Distributions	(0.15)	-	(0.05)	-	-	-
Paid in capital from redemption fees ***	-	-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 10.19	$ 8.51	$ 12.88	$ 7.83	$ 6.60	$ 8.08
Total Return **	21.55% [(c)]	(33.93)%	65.30%	18.64%	(18.32)%	(19.20)% [(c)]
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 1,814	$ 1,413	$ 1,884	$ 996	$ 777	$ 770
Ratio of Expenses to Average Net Assets	2.38% [(b)]	2.49%	2.21%	2.89%	2.71%	1.75% [(b)]
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25)% [(b)]	1.31%	(1.02)%	(1.72)%	(1.48)%	(1.27)% [(b)]
Portfolio Turnover	0.00% [(c)]	1.41%	1.75%	5.03%	2.69%	52.53% [(c)]

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

(a) For the period October 10, 2017 (commencement of investment operations) through September 30, 2018.

(b) Annualized.

(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  15

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 3/31/2023	Years Ended 9/30/2022	9/30/2021	9/30/2020	9/30/2019	Period Ended 9/30/2018 [(a)]
Net Asset Value, at Beginning of Period/Year	$ 9.13	$ 14.36	$ 8.23	$ 6.80	$ 8.59	$ 10.00
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	(0.05)	0.20	(0.09)	(0.15)	(0.11)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.96	(5.43)	6.22	1.58	(1.53)	(1.23)
Total from Investment Operations	2.91	(5.23)	6.13	1.43	(1.64)	(1.41)
Distributions:						
Realized Gains	(0.24)	-	-	-	(0.15)	-
Total from Distributions	(0.24)	-	-	-	(0.15)	-
Paid in capital from redemption fees ***	-	-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 11.80	$ 9.13	$ 14.36	$ 8.23	$ 6.80	$ 8.59
Total Return **	32.03% [(c)]	(36.42)%	74.48%	21.03%	(19.22)%	(14.10)% [(c)]
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 2,000	$ 1,368	$ 1,923	$ 1,020	$ 779	$ 783
Ratio of Expenses to Average Net Assets	1.96% [(b)]	2.87%	2.38%	3.29%	2.86%	2.34% [(b)]
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.84)% [(b)]	1.54%	(0.68)%	(1.98)%	(1.51)%	(1.89)% [(b)]
Portfolio Turnover	0.00% [(c)]	1.12%	12.68%	0.00%	8.04%	31.38% [(c)]

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

(a) For the period October 10, 2017 (commencement of investment operations) through September 30, 2018.

(b) Annualized.

(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  16

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended	Years Ended				
	3/31/2023	9/30/2022	9/30/2021	9/30/2020	9/30/2019	9/30/2018
Net Asset Value, at Beginning of Period/Year	$ 7.42	$ 11.56	$ 5.97	$ 3.90	$ 6.10	$ 9.83
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	(0.04)	0.49	(0.03)	(0.06)	(0.04)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.06	(4.07)	5.62	2.13	(2.16)	(3.38)
Total from Investment Operations	2.02	(3.58)	5.59	2.07	(2.20)	(3.43)
Distributions:						
Realized Gains	(0.64)	(0.56)	-	-	-	(0.30)
Total from Distributions	(0.64)	(0.56)	-	-	-	(0.30)
Paid in capital from redemption fees ***	-	-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 8.80	$ 7.42	$ 11.56	$ 5.97	$ 3.90	$ 6.10
Total Return **	27.57% (b)	(33.21)%	93.63%	53.08%	(36.07)%	- (35.81)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 20,946	$ 16,340	$ 24,978	$ 14,206	$ 9,379	$ 14,387
Ratio of Expenses to Average Net Assets	1.67% (a)	2.09%	0.57%	2.20%	2.15%	2.31%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.94)% (a)	4.58%	(0.23)%	(1.25)%	(0.99)%	(0.73)%
Portfolio Turnover	0.00% (b)	2.53%	0.28%	3.75%	3.97%	128.81%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  17

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2023 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940. The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes Upright Assets Allocation Plus Fund (“Assets Allocation Plus Fund”), a diversified series; Upright Growth and Income Fund (the “Growth and Income Fund”), a diversified series; and Upright Growth Fund (the “Growth Fund”), a non-diversified series, (collectively the “Funds”). The principal investment objective of the Assets Allocation Plus Fund is to seek total return. The principal investment objective of the Growth and Income Fund is to seek current income consistent with growth of capital. The principal investment objective of the Growth Fund is to provide long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2023, the Funds did not incur any interest or penalties.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Funds’ net realized capital gains, if any, are declared at least annually. Distributions are recorded on the Ex-dividend date.

Semi-Annual Report |  18

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Security Transactions and Related Income - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

3.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

Semi-Annual Report |  19

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited. The Funds did not enter any repurchase agreements during six months ended March 31, 2023.

Securities Sold Short - The Funds may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Funds do not have any open short positions on March 31, 2023.

Securities Purchased on Margin – The Funds may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the six months ended March 31, 2023. During this period, the fund paid no margin interest.

Semi-Annual Report |  20

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of March 31, 2023:

Assets Allocation Plus Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 814,894	$ -	$ -	$ 814,894
Exchange Traded Funds	806,533	-	-	806,533
Money Market Funds	165,523	-	-	165,523
	$ 1,786,950	$ -	$ -	$ 1,786,950

Growth & Income Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 1,415,052	$ -	$ -	$ 1,415,052
Exchange Traded Funds	358,435	-	-	358,435
Money Market Funds	252,356	-	-	252,356
	$ 2,025,843	$ -	$ -	$ 2,025,843

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 18,698,704	$ -	$ -	$ 18,698,704
Exchange Traded Funds	880,675	-	-	880,675
Money Market Funds	1,457,089	-	-	1,457,089
	$ 21,036,468	$ -	$ -	$ 21,036,468

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended March 31, 2023.  The Funds did not hold any derivative instruments at any time during the six months ended March 31, 2023.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Funds have entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”). Pursuant to its Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets for the Growth & Income Fund and Growth Fund, and 1.30% of its daily net assets for the Assets Allocation Plus Fund. The Funds have accrued the following Adviser fees as of and for the six months ended March 31, 2023:

Semi-Annual Report |  21

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Advisory Fees for the six months ended March 31, 2023

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Advisory Fees Earned	$ 6,027	$ 3,060	$ 111,801
Advisory Fees owed to Advisor	$ 7,695	$ 14,263	$ 121,880

Administrative Fees

Upright Financial Corporation is the Funds’ administrator (the “Administrator”). As compensation for services rendered to the Funds, the Administrator is entitled to receive a fee. The Funds shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Funds’ daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Funds’ daily net assets for average daily net assets over $20 million. The Funds have accrued the following Administrative fees as of and for the six months ended March 31, 2023:

Administrative Fees for the six months ended March 31, 2023

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Administrative Fees Earned	$ 3,629	$ 3,763	$ 40,582
Administrative Fees owed to Advisor	$ 11,275	$ 6,982	$ 69,493

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

The Trust, on behalf of the Fund, entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”) on March 1, 2023, which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services, which provides transfer agency and fund accounting services to the Fund.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $250 for Administrative and $250 for Compliance from each Fund.  For the six months ended March 31, 2023, Empirical earned $750 for Administrative services and $750 for Compliance services.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2023, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Purchases	$ 44,560	$ 15,031	$ -
Sales	$ -	$ -	$ -

Semi-Annual Report |  22

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

6.   TAX MATTERS

As of March 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Federal tax cost of investments, including short-term investments +	$ 1,698,649	$ 1,720,777	$ 19,108,980
Gross tax appreciation of investments	$ 380,172	$ 591,194	$ 7,652,880
Gross tax depreciation of investments	(291,871)	(286,128)	(5,725,392)
Net tax appreciation	$ 88,301	$ 305,066	$ 1,927,488

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Funds.

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of September 30, 2022, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Accumulated undistributed ordinary income (loss)	$ -	$ -	$ -
Accumulated undistributed capital gain (loss)	-	-	-
Other accumulated gains (losses)	(4,711)	16,256	4,180,610
Unrealized appreciation (depreciation)	(209,275)	(142,765)	(2,683,313)
Total distributable earnings/(deficit)	$ (213,986)	$ (126,509)	$ 1,497,297

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

The tax character of distributions paid during the six months ended March 31, 2023 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ 24,128	$ 35,227	$ 1,077,600
Long-term Gain	$ -	$ -	$ 351,737

The tax character of distributions paid during the fiscal year ended September 30, 2022 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ -	$ -	$ 12,086
Long-term Gain	$ -	$ -	$ 1,196,558

Semi-Annual Report |  23

UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended September 30, 2021 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ -	$ -	$ -
Long-term Gain	$ 6,486	$ -	$ -

7.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

9.  SECTOR RISK

The Funds may, at times, invest a substantial portion of the portfolio in companies in the technology sector.  Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants.  As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act.  As of March 31, 2023, Chao Cho Yeh, in aggregate, owned approximately 29% and 28% of the shares of the Assets Allocation Plus and Growth & Income Funds, respectively. As of March 31, 2023, Yu-Yun Huang, in aggregate, owned approximately 28% and 25% of the shares of the Assets Allocation Plus and Growth & Income Funds, respectively.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all other subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Semi-Annual Report |  24

UPRIGHT INVESTMENTS TRUST

EXPENSE ILLUSTRATION

MARCH 31, 2023 (UNAUDITED)

Expense Example

As a shareholder of Upright Investments Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2022 through March 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report |  25

UPRIGHT INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

Upright Assets Allocation Plus Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2022	March 31, 2023	October 1, 2022 to March 31, 2023

Actual	$1,000.00	$1,215.48	$13.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.06	$11.94

* Expenses are equal to the Fund's annualized expense ratio of 2.38%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Upright Growth and Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2022	March 31, 2023	October 1, 2022 to March 31, 2023

Actual	$1,000.00	$1,320.31	$11.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.16	$9.85

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2022	March 31, 2023	October 1, 2022 to March 31, 2023

Actual	$1,000.00	$1,275.71	$9.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.60	$8.40

* Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semi-Annual Report |  26

UPRIGHT INVESTMENTS TRUST

TRUSTEES AND OFFICERS

MARCH 31, 2023 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested person” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

Semi-Annual Report |  27

UPRIGHT INVESTMENTS TRUST

TRUSTEES AND OFFICERS (CONTINUED)

MARCH 31, 2023 (UNAUDITED)

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung * 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018 through December 2022	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year of Birth: 1978	Chief Compliance Officer	Since March 2023/ Indefinite	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A

* Evelyn Kung retired as a Trustee as of December 2022.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 1-973-533-1818.

Semi-Annual Report |  28

UPRIGHT INVESTMENTS TRUST

ADDITIONAL INFORMATION

MARCH 31, 2023 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds.  Records of the Funds proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-973-533-1818 or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act, the Board is working with the Adviser to adopt a liquidity risk management program with an administrator who will be responsible for the periodic review and assessment of the liquidity of the Fund’s portfolio investments.

Semi-Annual Report |  29

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

JL CPA & Associates LLC

1981 Lincoln Hwy

Edison, NJ 08817

Fund Accountant & Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Marco Yeh

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 6, 2023

* Print the name and title of each signing officer under his or her signature.